Transactions With Affiliates (tables)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Transactions With Affiliates [Abstract]
Commodity Price Swap Agreements Table

In conjunction with the MGR acquisition, the Partnership entered into commodity price swap agreements with Anadarko that do not contain fixed notional volumes, each effective for one year beginning January 1, 2012, and extending through December 31, 2016. Below is a summary of the fixed prices on the Partnership's commodity price swap agreements for the system:

	Year Ended December 31,
per barrel except natural gas	2012	2013	2014	2015	2016

Ethane	$26.87	$25.34	$24.10	$23.41	$23.11
Propane	$57.97	$55.59	$53.78	$52.99	$52.90
Isobutane	$80.98	$77.66	$75.13	$74.02	$73.89
Normal butane	$71.15	$68.24	$66.01	$65.04	$64.93
Natural gasoline	$89.51	$85.84	$83.04	$81.82	$81.68
Condensate	$89.51	$85.84	$83.04	$81.82	$81.68
Natural gas (per MMbtu)	$3.62	$4.17	$4.45	$4.66	$4.87

Below is a summary of the fixed price ranges on the Partnership's commodity price swap agreements outstanding as of December 31, 2011:

	Year Ended December 31,
per barrel except natural gas	2012			2013			2014			2015

Ethane	$18.21	−	29.78	$18.32	−	30.10	$18.36	−	30.53	$18.41
Propane	$45.23	−	53.28	$45.90	−	55.84	$46.47	−	52.37	$47.08
Isobutane	$57.50	−	67.22	$60.44	−	68.11	$61.24	−	69.23	$62.09
Normal butane	$52.40	−	62.92	$53.20	−	66.37	$53.89	−	64.78	$54.62
Natural gasoline	$69.77	−	85.15	$70.89	−	92.23	$71.85	−	79.74	$72.88
Condensate	$72.73	−	78.52	$74.04	−	83.93	$75.22	−	79.56	$76.47	−	78.61
Natural gas (per MMbtu)	$4.15	−	5.97	$3.75	−	6.09	$5.32	−	6.20	$5.50	−	5.96

Gains (Losses) on Commodity Price Swap Agreements Table

	Year Ended December 31,
thousands	2011	2010	2009
Gains (losses) on commodity price swap agreements related to sales: (1)
Natural gas sales	$33,845	$20,200	$18,446
Natural gas liquids sales	(36,802)	2,953	2,196
Total	(2,957)	23,153	20,642
Losses on commodity price swap agreements related to purchases (2)	(27,234)	(23,344)	(16,538)
Net gains (losses) on commodity price swap agreements	$(30,191)	$(191)	$4,104

____________________________________________________________

(1)       Reported in natural gas, NGLs and condensate sales in the Partnership's consolidated statements of income in the period in which the related sale is recorded.

(2)       Reported in cost of product in the Partnership's consolidated statements of income in the period in which the related purchase is recorded.

LTIP Award Activity Table

	2011		2010		2009
	Weighted-		Weighted-		Weighted-
	Average		Average		Average
	Grant-Date		Grant-Date		Grant-Date
	Fair Value	Units	Fair Value	Units	Fair Value	Units

Phantom units outstanding
at beginning of year	$20.19	17,503	$15.02	21,970	$16.50	30,304
Vested	$20.51	(15,119)	$15.02	(19,751)	$16.50	(30,304)
Granted	$35.66	21,594	$20.94	15,284	$15.02	21,970
Phantom units outstanding
at end of year	$33.92	23,978	$20.19	17,503	$15.02	21,970

Summary of Affiliate Transactions Table

	Year Ended December 31,
thousands	2011	2010	2009

Revenues (1)	$648,997	$571,628	$521,850
Cost of product (1)	83,722	95,667	94,999
Operation and maintenance (2)	51,339	46,379	41,444
General and administrative (3)	31,855	23,807	27,408
Operating expenses	166,916	165,853	163,851
Interest income, net (4)	28,560	20,243	20,717
Interest expense (5)	4,935	6,924	9,096
Distributions to unitholders (6)	68,039	52,337	44,450
Contributions from noncontrolling interest owners	16,476	2,019	34,011
Distributions to noncontrolling interest owners	9,437	6,476	5,410

_______________________________________________________

(1)       Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.

(2)       Represents expenses incurred under the services and secondment agreement, as applicable.

(3)       Represents general and administrative expense incurred under the omnibus agreement, as applicable.

(4)       Represents interest income recognized on the note receivable from Anadarko. This line item also includes interest income, net on affiliate balances related to the MGR assets, Bison assets, White Cliffs investment and Wattenberg assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the Partnership assets prior to their acquisition were entirely settled through an adjustment to parent net equity.

(5)       Represents interest expense recognized on the note payable to Anadarko.

(6)       Represents distributions paid under the partnership agreement.